Share-Based Compensation Plans And Other Incentive Plans (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended		12 Months Ended
	Apr. 29, 2011	Jan. 04, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option exercise price not less than value of common stock			100.00%
ESPP common stock payroll deductions, maximum percentage			20.00%
Proceeds from Issuance of Common Stock			$ 165	$ 133	$ 192
Shares available for future share-based award grants under the current compensation plan			20,400,000	22,200,000
Share-based compensation expense, net of forfeitures			120	146	134
Stock Options And Stock Appreciation Rights [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options and stock appreciation rights exercisable condition in case of change of control (in months)			24 months
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average estimated fair value of employee stock options granted			$ 9.52	$ 9.60	$ 13.25
Unrecognized compensation expense, net of estimated forfeitures			23
Unrecognized compensation expense, period for recognition, years			2 years
Total intrinsic value of options exercised			85	59	73
Aggregate intrinsic value for options outstanding			170
Aggregate intrinsic value for options exercisable			116
Stock price market value			$ 67.50
Weighted average contractual life for options outstanding (in years)			5 years
Weighted average contractual life for options exercisable (in years)			4 years
Employee Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum limit for purchase of stock under ESPP			25,000
Purchase under ESPP lower than fair market value, percentage			85.00%
Shares purchased by employees			1,500,000	1,400,000	2,200,000
Employee Stock [Member] | October First Through March Thirty First [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Purchase price paid by employees			43.02	34.52	30.56
Employee Stock [Member] | April First Through September Thirty [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Purchase price paid by employees			50.47	42.96	35.61
Restricted Stock And Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense, net of estimated forfeitures			107
Unrecognized compensation expense, period for recognition, years			2 years
Total fair value of RS and RSU shares vested			138	144	146
Aggregate fair value of outstanding RSUs			252
Unvested RSUs cancelled	1,400,000	3,800,000	519,000	503,000	6,127,000
RSUs granted in period			1,558,000	1,657,000	5,150,000
Motorola Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense, net of forfeitures			87	145	146
Long Range Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense, net of forfeitures			$ 4	$ 9	$ 2
Minimum [Member] | Stock Options And Stock Appreciation Rights [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option awards contractual life			5 years
Vesting period			2 years
Minimum [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated option fair value forfeiture rate			10.00%
Maximum | Stock Options And Stock Appreciation Rights [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option awards contractual life			15 years
Vesting period			4 years
Maximum | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated option fair value forfeiture rate			50.00%